Capital Stock	12 Months Ended
Dec. 31, 2012
Capital Stock [Abstract]
Capital Stock Disclosure [Text Block]

15. Capital Stock

Subsequent Events. During the six months ended June 28, 2013, the Company repurchased 2,950,828 shares of its common stock for a total of $200 million, as further described in Note 22.

Capital Stock. The Company's authorized capital stock consists of (i) 500 million shares of common stock, par value $.01 per share (the “Common Stock”), of which 119,372,047 shares were issued and outstanding as of December 31, 2012, net of 4,668 shares of treasury stock withheld at cost to satisfy tax obligations for a specific grant under the Company's stock-based compensation plan; and (ii) 250 million shares of preferred stock, par value $.01 per share, including 500,000 shares of Series A junior participating preferred stock, of which no shares are currently issued or outstanding.

From time to time, capital stock is issued in conjunction with the exercise of stock options and stock-settled stock appreciation rights and the vesting of restricted stock units issued as part of the Company's stock incentive plan (see Note 16).

Share Repurchase Programs. On February 16, 2012, the Company announced that its board of directors approved a share repurchase program that is intended to offset, on an ongoing basis, the dilution created by the Company's stock incentive plan (the “Anti-Dilution Program”). In addition, on October 1, 2012, the Company announced a share repurchase program that had been approved by its board of directors during the third quarter of 2012 to acquire up to $1 billion of the Company's outstanding common stock that extends through December 31, 2014.

During the six months ended June 29, 2012, the Company reached its 2012 board-authorized limit to repurchase 2.3 million shares of its common stock under the Anti-Dilution Program, although additional shares may be purchased in subsequent years. The shares were repurchased at an average price of $44.48 per share, which totaled $102 million.

During the fourth quarter of 2012, the Company repurchased 3.3 million shares of its common stock under the share repurchase program announced on October 1, 2012. The shares were repurchased at an average price of $49.94 per share, which totaled $166 million.